S000035880 [Member] Investment Objectives and Goals - iShares MSCI Global Silver and Metals Miners ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI GLOBAL SILVER AND METALS MINERS ETF Ticker: SLVPStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver exploration or metals mining.